Merger and Acquisition Merger and Acquisition (Pro Forma Information) (Details) (H.J. Heinz Holding Corporation [Member], USD $) In Thousands, unless otherwise specified	11 Months Ended	12 Months Ended
	Dec. 29, 2013	Apr. 28, 2013
H.J. Heinz Holding Corporation [Member]
Business Acquisition [Line Items]
Revenue	$ 7,352,434	$ 11,528,886
Income/(loss) from continuing operations	$ 186,721	$ 324,042